Property, plant and equipment - Depreciation rates (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements
Property, plant and equipment
Annual weighted average rate (%)	15.43%
Buildings
Property, plant and equipment
Annual weighted average rate (%)	4.13%
Vessels
Property, plant and equipment
Annual weighted average rate (%)	8.88%
Tools
Property, plant and equipment
Annual weighted average rate (%)	12.50%
Equipment
Property, plant and equipment
Annual weighted average rate (%)	22.88%
Facilities
Property, plant and equipment
Annual weighted average rate (%)	11.43%
Software license
Property, plant and equipment
Annual weighted average rate (%)	20.00%
Machinery and equipment
Property, plant and equipment
Annual weighted average rate (%)	14.97%
Machinery and equipment-fleets
Property, plant and equipment
Annual weighted average rate (%)	10.00%
Furniture and fixtures
Property, plant and equipment
Annual weighted average rate (%)	13.91%
Software
Property, plant and equipment
Annual weighted average rate (%)	20.00%
Vehicles
Property, plant and equipment
Annual weighted average rate (%)	19.69%
Vehicles-Fleet
Property, plant and equipment
Annual weighted average rate (%)	20.71%
Aircraft
Property, plant and equipment
Useful life (in years)	10 years
Annual weighted average rate (%)	10.00%
Minimum | Leasehold improvements
Property, plant and equipment
Useful life (in years)	3 years
Minimum | Buildings
Property, plant and equipment
Useful life (in years)	10 years
Minimum | Vessels
Property, plant and equipment
Useful life (in years)	5 years
Minimum | Tools
Property, plant and equipment
Useful life (in years)	4 years
Minimum | Equipment
Property, plant and equipment
Useful life (in years)	2 years
Minimum | Facilities
Property, plant and equipment
Useful life (in years)	3 years
Minimum | Machinery and equipment
Property, plant and equipment
Useful life (in years)	3 years
Minimum | Machinery and equipment-fleets
Property, plant and equipment
Useful life (in years)	3 years
Minimum | Furniture and fixtures
Property, plant and equipment
Useful life (in years)	3 years
Minimum | Vehicles
Property, plant and equipment
Useful life (in years)	3 years
Minimum | Vehicles-Fleet
Property, plant and equipment
Useful life (in years)	2 years
Maximum | Leasehold improvements
Property, plant and equipment
Useful life (in years)	25 years
Maximum | Buildings
Property, plant and equipment
Useful life (in years)	25 years
Maximum | Vessels
Property, plant and equipment
Useful life (in years)	20 years
Maximum | Tools
Property, plant and equipment
Useful life (in years)	10 years
Maximum | Equipment
Property, plant and equipment
Useful life (in years)	10 years
Maximum | Facilities
Property, plant and equipment
Useful life (in years)	10 years
Maximum | Machinery and equipment
Property, plant and equipment
Useful life (in years)	20 years
Maximum | Machinery and equipment-fleets
Property, plant and equipment
Useful life (in years)	10 years
Maximum | Furniture and fixtures
Property, plant and equipment
Useful life (in years)	10 years
Maximum | Vehicles
Property, plant and equipment
Useful life (in years)	10 years
Maximum | Vehicles-Fleet
Property, plant and equipment
Useful life (in years)	10 years